SHORT-TERM BANK LOANS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Short-term Debt [Line Items]
Short-term bank loans			600,000
Interest expense	$ 998	6,042	7,603	259